Income Taxes (Details) - Schedule of effective tax rate and the statutory income tax rate (Parentheticals)	12 Months Ended
Dec. 31, 2021
Schedule of effective tax rate and the statutory income tax rate [Abstract]
Income tax expense computed at an applicable tax rate	25.00%